AVAILABLE-FOR-SALE INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
AVAILABLE-FOR-SALE INVESTMENTS
Schedule of available for sale debt securities

	As of December 31, 2024
	Cost or amortized cost	Unrealized gains (losses)	Credit loss	Fair value
Liquidity fund	$4,549	$—	$—	$4,549